Deferred compensation plans - SAR Plan A, Weighted-Average Assumptions (Detail)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	43.11%	41.78%	40.51%
Expected dividends yield	2.12%	3.31%	1.73%
Expected lives (in years)	7 years	6 years	6 years
Risk-free interest rate	0.45%	0.63%	0.76%